Related Party Transactions (Details) - Schedule of amounts due from related parties - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		$ 14,508,873	$ 26,007
Guardforce TH Group Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	894	6,335
Guardforce AI Technology Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	423	626
Guardforce AI Service Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	423	626
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[2]	7,312,883
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[3]	7,020,000
Nanjing Zhongzhi Yonghao Robot Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	7,297
Nanchang Zongkun Intelligent Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		7,310
Sichuan Qiantu Guardforce Robot Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	3,777
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	144,737
CSF Mingda Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[1]	11,129
GF Robotics Malaysia Sdn. Bhd [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[4]		11,973
Macau GF Robotics Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	[4]		5,058
Quantum Infosec Inc [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties			$ 1,389

[1]	Amounts due from these related parties represent business advances for operational purposes.
[2]	Amounts due from Shenzhen Intelligent Guardforce Robot Technology Co., Limited comprised of $4,481,346 representing prepayments for the purchase of robots from a related party, $2,773,560 receivables in connection with the robots returned to a related party and $57,977 expense paid on behalf of a related party.
[3]

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the year ended December 31, 2022, the Company has fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares. The restricted ordinary shares issued was valued at the $0.50 per share, as a result of the 2023 share consolidation, the value became $20 per share, based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei was agreed to be returned within 90 days of the signing of the termination agreement. On February 13, 2023, after the 2023 share consolidation, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and cancelled by the Company.

On March 31, 2023, shareholders’ of Shenzhen Kewei returned RMB2,000,000 (approximately $291,000) to the Company and committed to return the remaining balance by three quarterly installments due on June 30, 2023, September 30, 2023 and December 31, 2023, respectively.
[4]	The Company acquired GF Robotics Malaysia Sdn. Bhd and Macau GF Robotics Limited on January 20, 2022 and February 9, 2022, respectively. The amounts due from these related parties as of December 31, 2021 became intra-group balances which have been eliminated on consolidation as of December 31, 2022.